Receivables from Customers, Net	12 Months Ended
Mar. 31, 2026
Receivables from Customers, Net [Abstract]
Receivables from Customers, Net

5. Receivables from Customers, Net

As of March 31, 2026 and 2025, receivables from customers, net, consisted of the following balances:

	As of March 31,
	2026	2025
Third parties
Receivables related to securities brokerage services
Unsettled trades on trade-date basis	$1,001	$59,407
Overdue balances on settlement dates(1)	2,268,750	344,052
Receivables related to advisory fees	197,690	110,260
Receivables related to due diligence services	19,781	29,885
Receivables related to introducing and referral services	106,073	176,593
Receivables related to investment management services	32,074	8,884
Receivables related to underwriting and placement services	28,271	-
	2,653,640	729,081
Less: allowance for expected credit losses	(141,161)	(105,104)
Total receivables from customers, net	$2,512,479	$623,977

Related party
Receivables related to securities brokerage services
Overdue balances on settlement dates(1)	$-	$1,183
Less: allowance for expected credit losses	-	(11)
Total receivables from customers-related party, net	$-	$1,172

(1)	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2026 and 2025, the Group maintained a weighted average Loan-To-Value ratio of 5.15% and 12.98% against these balances, respectively.

Subsequent to the year ended March 31, 2026, receivables from customers amounted to $2,206,563 have been settled.

The movement of allowance for expected credit losses is as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$105,115	$6,641
Provision for expected credit losses	36,945	98,249
Foreign exchange difference	(899)	225
Balance at end of the year	$141,161	$105,115